Transactions with Related Parties (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Transactions with Related Parties [Abstract]
Receivables - associates		₪ 8	₪ 10
Liabilities to related parties, net	[1]	(23)	(12)
Advanced payment (Liability) to Eurocom DBS (not including interest) for contingent consideration (see Note 12B)		₪ 99	₪ (32)

[1]	The amounts are for IGLD, its ultimate parent Eurocom, and their related parties.